Subsequent Events (Details Narrative) - Subsequent Event [Member] - IPO [Member] $ / shares in Units, $ in Millions	Sep. 04, 2025 SGD ($) $ / shares shares
Subsequent Event [Line Items]
Number of shares issued | shares	17,000,000
Shares issued price per share | $ / shares	$ 4.00
Gross proceeds | $	$ 15